Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

11. Income Taxes

Loss before income taxes for domestic and non-U.S. continuing operations is as follows:

(In thousands)	2013	2012	2011
Loss from continuing operations before income taxes and noncontrolling interest:
U.S.	$(23,022)	$(21,442)	$(7,262)
Foreign	(1,752)	(13,712)	(2,612)
Loss from continuing operations before income taxes and noncontrolling interest	$(24,774)	$(35,154)	$(9,874)

The benefit (provision) for income taxes consisted of the following:

	December 31,
(In thousands)	2013	2012	2011
Deferred:
Federal	$111	$2,970	$2,140
State	—	21	—
Foreign	9	2,672	(115)
	$120	$5,663	$2,025
Current
Federal	$51	$83	$(173)
State	(57)	241	(91)
Foreign	(161)	(232)	(255)
Total current	(167)	92	(519)
Total benefit (provision) for income taxes	$(47)	$5,755	$1,506

Significant items making up deferred tax assets and liabilities are as follows:

	December 31,
(In thousands)	2013	2012
Deferred tax assets:
Allowances not currently deductible for tax purposes	$3,617	$3,786
Net operating loss carryforwards	55,278	46,840
Accrued and other	2,736	2,853
	61,631	53,479
Less valuation allowance	(56,636)	(47,951)
	4,995	5,528
Deferred tax liability:
Depreciation and amortization	(3,954)	(4,723)
Other	(1,041)	(925)
Net deferred tax liability	$—	$(120)

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2013. Such objective evidence limits the ability to consider other subjective evidence such as the Company’s projections for future growth.

A valuation allowance of $56.6 million and $48.0 million at December 31, 2013 and December 31, 2012, respectively, has been recorded to offset the related net deferred tax assets as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized. The net deferred tax liabilities are primarily from foreign tax liabilities as well as intangibles acquired as a result of the acquisition of Hirsch, which are not deductible for tax purposes. Federal and state deferred tax assets cannot be used to offset foreign deferred tax liabilities.

As of December 31, 2013, the Company has net operating loss carryforwards of $63.3 million for federal, $37.7 million for state and $128.5 million for foreign income tax purposes. The Company’s loss carryforwards began to expire in 2009, and will continue to expire through 2033 if not utilized.

The Tax Reform Act of 1986 (the “Act”) limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in the stock ownership. The Company completed its acquisition of Bluehill ID on January 4, 2010, which resulted in a stock ownership change as defined by the Act. This transaction resulted in limitations on the annual utilization of federal and state net operating loss carryforwards. As a result, the Company reevaluated its deferred tax assets available under the Act. The loss carryforward amounts, excluding the valuation allowance, presented above have been adjusted for the limitation resulting from the change in ownership in accordance with the provisions of the Act. Since the valuation allowance was recorded primarily against the loss carryforwards, this limitation did not result in an impact to the Company’s consolidated statements of operations for the year ended December 31, 2010.

The (benefit) provision for income taxes reconciles to the amount computed by applying the statutory federal tax rate to the loss before income taxes from continuing operation is as follows:

	December 31,
(In thousands)	2013	2012	2011
Income tax expense (benefit) at statutory federal tax rate of 34%	$(8,402)	$(11,952)	$(3,357)
Acquisition adjustments	4	37	241
State taxes, net of federal benefit	37	(173)	(199)
Foreign taxes benefits provided for at rates other than U.S. statutory rate	747	2,222	1,215
Change in valuation allowance	2,871	396	529
Goodwill impairment	4,974	3,242	—
Permanent differences	238	868	(56)
Other	(422)	(395)	121
Total (benefit) provision for income taxes	$47	$(5,755)	$(1,506)

As of December 31, 2012, with the exception of one subsidiary for which the Company has recorded a deferred tax liability, the Company has no present intention of remitting undistributed retained earnings of any of its other subsidiaries. Accordingly, the Company did not establish a deferred tax liability with respect to undistributed earnings of these other foreign subsidiaries. At December 31, 2013, the Company has no present intention of remitting undistributed retained earnings of any of its foreign subsidiaries. Accordingly, the Company has not established a deferred tax liability with respect to undistributed earnings of its foreign subsidiaries. At December 31, 2012, this foreign subsidiary subject to repatriation had $0.1 million of undistributed earnings and cash and cash equivalents of $0.1 million, and a deferred tax liability of $28,000 for the U.S. tax impact of the repatriation of these earnings was recorded.

U.S. income and foreign withholding taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested outside the United States. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The determination and presentation of the amount of such temporary differences as of December 31, 2013, is not practicable because of complexities of the hypothetical calculation.

The Company applies the provisions of, and accounted for uncertain tax positions in accordance with ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

A reconciliation of the beginning and ending amount of unrecognized tax benefits with an impact on the Company’s consolidated balance sheets or results of operations is as follows:

	2013	2012	2011
Balance at January 1	$2,311	$2,625	$2,490
Additions based on tax positions related to the current year	445	212	—
Additions for tax positions of prior years	233	624	135
Reductions in prior year tax positions due to net operating loss expirations	—	(942)	—
Reductions in prior year tax positions due to completion of audit	(153)	(129)	—
Other reductions in prior year tax positions	(36)	(79)	—
Balance at December 31	$2,800	$2,311	$2,625

While timing of the resolution and/or finalization of tax audits is uncertain, the Company does not believe that its unrecognized tax benefits as disclosed in the above table would materially change in the next 12 months. The reduction to the amount of unrecognized tax benefits during 2013 was primarily due to the settlement of audit and expiration of statutes of limitations on tax attributes carried forward for prior years.

As of December 31, 2013, 2012 and 2011, the Company recognized liabilities for unrecognized tax benefits of $2.6 million, $2.1 million and $2.0 million, respectively, which were accounted for as a decrease to deferred tax assets. Since there was a full valuation allowance against these deferred tax assets, there was no impact on the Company’s consolidated balance sheets or results of operations for the years 2013, 2012 and 2011. Also the subsequent recognition, if any, of these previously unrecognized tax benefits would not affect the effective tax rate. Such recognition would result in adjustments to other tax accounts, primarily deferred taxes. The amount of unrecognized tax benefits, which, if recognized, would affect the tax rate, is $0.1 million, $0.1 million and $0.1 million as of December 31, 2013, 2012 and 2011.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. During fiscal 2013, the Company recorded a reduction to accrued penalties of $7,000 and a reduction to accrued interest of $6,000 related to the unrecognized tax benefits noted above. As of December 31, 2013, the Company has recognized a total liability for penalties of $65,000 and interest of $28,000. During fiscal 2012, the Company recorded a reduction to accrued penalties of $46,000 and a reduction to accrued interest of $20,000 related to the unrecognized tax benefits noted above. As of December 31, 2012, the Company has recognized a total liability for penalties of $72,000 and interest of $34,000. During fiscal 2011, the Company accrued penalties of $14,000 and interest of $30,000 related to the unrecognized tax benefits noted above. As of December 31, 2011, the Company had recognized a total liability for penalties of $54,000 and interest of $118,000.

The Company files U.S. federal, U.S. state and foreign tax returns. The Company generally is no longer subject to tax examinations for years prior to 2008. However, if loss carryforwards of tax years prior to 2008 are utilized in the U.S., these tax years may become subject to investigation by the tax authorities.